REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES
REVENUES
25.	REVENUES

The Group’s revenues are disaggregated by service lines as follows:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Service line
Sales of goods – third parties
– BEV lifestyle models	464,172	—	—
– Sports cars	183,160	828	369
– Others	9,394	335	—
	656,726	1,163	369
Sales of goods – related parties
– BEV lifestyle models	1,093	—	—
– Sports cars	951	—	—
– Others	1,388	23	—
	3,432	23	—
Subtotal	660,158	1,186	369
Services
– related parties	12,573	8,344	3,280
– third parties	6,277	27	38
Subtotal	18,850	8,371	3,318
Total revenues	679,008	9,557	3,687

Geographic information

The following summarizes the Group’s revenues by geographic areas (based on the locations of customers):

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Chinese mainland	419,448	8,816	3,109
UK	83,827	437	439
Japan	26,390	—	—
Australia	20,335	—	—
Belgium	20,701	—	—
France	16,341	—	—
Italy	14,650	—	—
Germany	15,904	—	—
Netherlands	13,729	—	—
Others	47,683	304	139
Revenues	679,008	9,557	3,687

Contract Liabilities

	As of December 31,
	2023	2022
	US$	US$
Current liabilities
– Contract liabilities – third parties	44,184	7,843
– Contract liabilities – related parties*	1	8
Non-current liabilities
– Contract liabilities – third parties	6,245	—
Contract liabilities, current and non-current	50,430	7,851

*This item is included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2023 and 2022.

Among the balance of contract liabilities of US$7,851 as of December 31, 2022, US$ 5,438 was recognized as revenue during the year ended December 31, 2023.

The contract liabilities relate to up-front payments from the Group’s customers for purchase of vehicles or services in advance of transfer of the control of the products and services under the contract. Amounts that are expected to be recognized as revenues within one-year are included as current contract liabilities with the remaining balance recognized as other non-current liabilities.

The Group expects that US$333,985 of transaction price allocated to unsatisfied performance obligation as of December 31, 2023 will be recognized as revenues within one year. The remaining US$12,067 will be recognized over the remaining contract periods over 1 to 10 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.